Revenue Recognition - Schedule of Trading Gains (Losses) Breakdown (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trading Gain (Loss) Breakdown [Abstract]
CFD trading (losses) gains	$ (11)	$ 396,765	$ 16,204,480
TRS trading gains (losses)	770,878	(672,460)	(5,076,247)
OTC stock option trading gains (losses)	8,277	(32,259,164)	(798,725)
Other trading gains	6,226	7,985	149,996
Total	$ 785,370	$ (32,526,874)	$ 10,479,504